Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Schedule of Warrant Liabilities [Abstract]
Public warrants		$ 3,800	$ 9,200
Private warrants	[1]	661	1,716
Warrant liability		$ 4,461	$ 10,916

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.